Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ending September 30,	Amount
2018	$51,372
2019	52,668
2020	53,964
2021	55,314
2022	13,914
$227,232
Future minimum lease payments under this operating lease are as follows:
For the Twelve Months Ending December 31,	Amount
2017	$50,400
2018	51,696
2019	52,992
2020	54,288
2021	55,656
$265,032